Investments	12 Months Ended
Dec. 31, 2023
Investment [Abstract]
Investments
12.
Investments

	As at	As at
	December 31, 2023	December 31, 2022
Level 1 investments	31,557	71,979
Level 2 investments	4,339	-
Level 3 investments	14,313	13,985
	50,209	85,964

Level 3 investments were marked to fair value based on the latest financing round as at December 31, 2023.

The Group elected to designate all of its investments as fair value through OCI.